Unaudited interim consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue
Other income	$ 1,626	$ 0
Expenses
Depreciation	(34,009)	(7,620)
Electricity charges	(29,822)	(19,365)
Realized gain/(loss) on financial asset	(4,215)	3,018
Employee benefits expense	(7,721)	(4,177)
Share-based payments expense	(8,184)	(5,840)
Impairment of assets	(9,524)	0
Site expenses	(2,365)	(1,853)
Professional fees	(2,812)	(1,580)
Other operating expenses	(9,769)	(4,281)
Gain on disposal of property, plant and equipment	838	10
Renewable energy certificates (RECs)	(648)	(127)
Operating loss	(53,841)	(7,418)
Finance expense	(63)	(33)
Interest income	2,289	713
Foreign exchange gain/(loss)	1,190	2,258
Loss before income tax expense	(50,425)	(4,480)
Income tax expense	(1,282)	(821)
Loss after income tax expense for the period	(51,707)	(5,301)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	1,850	(3,589)
Other comprehensive income/(loss) for the period, net of tax	1,850	(3,589)
Total comprehensive loss for the period	$ (49,857)	$ (8,890)
Basic earnings per share (in dollars per share)	$ (0.0027)	$ (0.0008)
Diluted earnings per share (in dollars per share)	$ (0.0027)	$ (0.0008)
Bitcoin mining revenue
Revenue
Revenue	$ 49,575	$ 34,397
AI cloud service revenue
Revenue
Revenue	$ 3,189	$ 0